Trade Receivables - Net	12 Months Ended
Dec. 31, 2022
Trade receivables – Net [Abstract]
Trade receivables - Net
7.	Trade receivables - Net

The average collection period on sales of goods is between 30 and 60 days. No interest is charged on the outstanding accounts receivables from clients. The Company has recognized an allowance for doubtful accounts to show the possible financial loss caused by the inability of customers to make the corresponding payments. Allowances for doubtful accounts are calculated based on several factors including price adjustments, likelihood of recovery, aging and historical experience.

Credit limits and credit scores of customers are reviewed twice a year. On December 31, 2022 and 2021 there were no customers who represent more than 5% of the total balance of trade receivables. The Company does not hold any collateral or other credit enhancements over these balances nor does it have a legal right of offset against any amounts owed by the Company to the counterparty.

Trade receivables disclosed below include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for doubtful debts because there has not been a significant change in credit quality and the amounts are still considered recoverable. The Company does not hold any collateral. In general terms, the accounts receivable does not show impairment.

Age of net receivables that are past due were as follows:

	At December 31,
	2022	2021

30 - 60 days	$149,250	$355,633
61 - 90 days	709,781	62,387
91 + days	1,000,937	93,504
Total	$1,859,968	$511,524

During the years ended December 31, 2022 and 2021, the movement in the allowance for doubtful accounts was as follows:

	2022	2021

Balance at beginning of year	$224,569	$233,355
Provisions	25,163	22,247
Cancellation	(834)
Account recoveries		(2,708)
Translations effects	(22,466)	(28,325)
Balance at end of year	$226,432	$224,569

The Company recognize an estimation for expected credit loss, based on the historical experience of credit losses in their accounts receivable, current conditions and reasonable and sustainable forecasts of the different quantifiable future events that could affect the amount of future cash flows for recovering accounts receivable. In determining the non-recoverable portion of accounts receivable, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is minimum, due to the fact that the customer base is large and unrelated.